Investments	12 Months Ended
Mar. 31, 2014
Investments

3. Investments

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2013 and 2014 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2013
Available-for-sale securities:
Debt securities:
Japanese government bonds	30,709,499	79,378	5,677	30,783,200
Japanese local government bonds	239,695	4,109	47	243,757
U.S. Treasury bonds and federal agency securities	177,438	623	36	178,025
Other foreign government bonds	596,305	1,914	94	598,125
Agency mortgage-backed securities (1)	986,646	20,496	1,429	1,005,713
Residential mortgage-backed securities	430,325	13,889	2,131	442,083
Commercial mortgage-backed securities	246,169	7,487	3,528	250,128
Japanese corporate bonds and other debt securities (2)	2,197,270	22,582	5,288	2,214,564
Foreign corporate bonds and other debt securities (3)	542,958	17,768	1,803	558,923
Equity securities (marketable)	1,699,475	1,440,102	144	3,139,433

Total	37,825,780	1,608,348	20,177	39,413,951

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,000,403	20,023	82	3,020,344

Total	3,000,403	20,023	82	3,020,344

2014
Available-for-sale securities:
Debt securities:
Japanese government bonds	22,039,640	20,063	3,727	22,055,976
Japanese local government bonds	241,985	2,783	106	244,662
U.S. Treasury bonds and federal agency securities	158,344	434	4,297	154,481
Other foreign government bonds	719,281	2,356	455	721,182
Agency mortgage-backed securities (1)	955,291	13,288	7,705	960,874
Residential mortgage-backed securities	318,955	14,757	1,707	332,005
Commercial mortgage-backed securities	159,289	3,032	1,417	160,904
Japanese corporate bonds and other debt securities (2)	2,015,045	16,316	3,284	2,028,077
Foreign corporate bonds and other debt securities (3)	559,947	10,755	2,193	568,509
Equity securities (marketable)	1,667,669	1,761,025	6,603	3,422,091

Total	28,835,446	1,844,809	31,494	30,648,761

Held-to-maturity securities:
Debt securities:
Japanese government bonds	4,040,083	17,954	220	4,057,817

Total	4,040,083	17,954	220	4,057,817

Notes	:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥143,954 million and ¥861,759 million, respectively, at March 31, 2013, and ¥105,553 million and ¥855,321 million, respectively, at March 31, 2014. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	Other debt securities presented in the above table primarily consist of certificates of deposit (“CDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥185,497 million at March 31,2013, and ¥214,488 million at March 31, 2014.
(3)	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateral loan obligations (“CLO”), of which the total fair values were ¥243,633 million at March 31,2013, and ¥178,055 million at March 31, 2014.

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at March 31, 2014 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,926,354	13,876,023	2,237,263	—	22,039,640
Japanese local government bonds	30,346	130,751	80,108	780	241,985
U.S. Treasury bonds and federal agency securities	43,475	75,005	39,864	—	158,344
Other foreign government bonds	507,140	211,949	—	192	719,281
Agency mortgage-backed securities	—	—	—	955,291	955,291
Residential mortgage-backed securities	—	—	—	318,955	318,955
Commercial mortgage-backed securities	4,085	123,455	31,749	—	159,289
Japanese corporate bonds and other debt securities	369,682	1,131,664	326,861	186,838	2,015,045
Foreign corporate bonds and other debt securities	221,916	251,536	83,865	2,630	559,947

Total	7,102,998	15,800,383	2,799,710	1,464,686	27,167,777

Held-to-maturity securities:
Debt securities:
Japanese government bonds	600,047	3,080,346	359,690	—	4,040,083

Total	600,047	3,080,346	359,690	—	4,040,083

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,926,642	13,882,371	2,246,963	—	22,055,976
Japanese local government bonds	30,384	131,438	81,952	888	244,662
U.S. Treasury bonds and federal agency securities	43,907	72,142	38,432	—	154,481
Other foreign government bonds	507,577	213,355	—	250	721,182
Agency mortgage-backed securities	—	—	—	960,874	960,874
Residential mortgage-backed securities	—	—	—	332,005	332,005
Commercial mortgage-backed securities	4,087	124,981	31,836	—	160,904
Japanese corporate bonds and other debt securities	370,157	1,137,145	329,033	191,742	2,028,077
Foreign corporate bonds and other debt securities	222,527	253,142	89,625	3,215	568,509

Total	7,105,281	15,814,574	2,817,841	1,488,974	27,226,670

Held-to-maturity securities:
Debt securities:
Japanese government bonds	601,750	3,091,769	364,298	—	4,057,817

Total	601,750	3,091,769	364,298	—	4,057,817

In accordance with ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”), for debt securities, if an entity has the intent to sell a debt security or more likely than not will be required to sell a debt security before recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss shall be recognized immediately through earnings. Other than either case described above, an entity must evaluate expected cash flows to be received and determine if a credit loss exists, and if so, the amount of an other-than-temporary impairment related to the credit loss shall be recognized in earnings, while the remaining decline in fair value shall be recognized in other comprehensive income, net of applicable taxes. For equity securities, if an equity security is deemed other-than-temporarily impaired, it shall be written down to fair value, with the full decline recognized in earnings.

The MHFG Group performs periodic reviews to identify impaired securities. Impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuer, as well as the MHFG Group’s ability and intent to hold the investments for a reasonable period of time until a forecasted recovery of fair value or maturity.

For the fiscal years ended March 31, 2012, 2013 and 2014, the MHFG Group recognized in earnings the other-than-temporary impairment on available-for-sale securities of ¥117,029 million, ¥76,393 million and ¥5,344 million, respectively, of which ¥7,238 million, ¥4,085 million and ¥1,151 million, respectively, were on debt securities and ¥109,791 million, ¥72,308 million and ¥4,193 million, respectively, were on equity securities. No impairment losses were recognized on held-to-maturity securities for the periods.

The other-than-temporary impairment losses for debt securities were mainly attributable to the decline in the fair value of commercial mortgage-backed securities (“CMBS”) that the MHFG Group had the intent to sell. In accordance with ASC 320-10-35-33A and ASC 320-10-35-34B, the other-than-temporary impairment of these securities was recognized in earnings. There has never been any instance related to credit losses recognized in earnings on debt securities where a portion of an other-than-temporary impairment was recognized in other comprehensive income.

The other-than-temporary impairment losses for equity securities were mainly attributable to the decline in the fair value of Japanese equity securities. Certain equity securities were determined not to be other-than-temporarily impaired based on the evaluation of the following factors: (1) the severity and duration of the impairments, (2) the financial condition and near-term prospects of the issuers, and (3) the MHFG Group’s ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value.

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2013 and 2014:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2013
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,059,495	1,520	406,684	4,157	5,466,179	5,677
Japanese local government bonds	27,243	47	—	—	27,243	47
U.S. Treasury bonds and federal agency securities	69,168	36	—	—	69,168	36
Other foreign government bonds	207,942	94	—	—	207,942	94
Agency mortgage-backed securities (1)	90,832	1,429	—	—	90,832	1,429
Residential mortgage-backed securities	12,778	9	122,363	2,122	135,141	2,131
Commercial mortgage-backed securities	7,159	111	122,588	3,417	129,747	3,528
Japanese corporate bonds and other debt securities	88,146	333	222,516	4,955	310,662	5,288
Foreign corporate bonds and other debt securities	54,599	114	65,417	1,689	120,016	1,803
Equity securities (marketable)	8,488	128	699	16	9,187	144

Total	5,625,850	3,821	940,267	16,356	6,566,117	20,177

Held-to-maturity securities:
Debt securities:
Japanese government bonds	199,730	82	—	—	199,730	82

Total	199,730	82	—	—	199,730	82

2014
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,526,182	2,871	880,520	856	11,406,702	3,727
Japanese local government bonds	48,471	90	12,730	16	61,201	106
U.S. Treasury bonds and federal agency securities	66,865	2,865	38,432	1,432	105,297	4,297
Other foreign government bonds	203,026	275	7,654	180	210,680	455
Agency mortgage-backed securities (2)	102,904	2,348	76,369	5,357	179,273	7,705
Residential mortgage-backed securities	9,771	137	78,938	1,570	88,709	1,707
Commercial mortgage-backed securities	11,133	117	43,170	1,300	54,303	1,417
Japanese corporate bonds and other debt securities	130,020	359	60,230	2,925	190,250	3,284
Foreign corporate bonds and other debt securities	122,563	1,846	33,960	347	156,523	2,193
Equity securities (marketable)	132,590	6,603	10	—	132,600	6,603

Total	11,353,525	17,511	1,232,013	13,983	12,585,538	31,494

Held-to-maturity securities:
Debt securities:
Japanese government bonds	9,962	40	199,670	180	209,632	220

Total	9,962	40	199,670	180	209,632	220

Notes	:
(1)	Agency mortgage-backed securities presented in the above table represent U.S. agency securities. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government.
(2)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,208 million and ¥74,065 million, respectively, at March 31, 2014. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

The unrealized losses on investments in a continuous loss position for 12 months or more at March 31, 2014 were attributed mainly to Agency mortgage-backed securities and Japanese corporate bonds and other debt securities. The MHFG Group did not intend to sell those securities and it was not more likely than not that the Group would be required to sell them before recovery of their amortized cost basis. Those securities were not considered other-than-temporarily impaired. As to CMBS and Japanese corporate bonds and other debt securities with similar credit risks as the other-than-temporarily impaired securities, and Agency mortgage-backed securities and Residential mortgage-backed securities (“RMBS”), the Group determined that it was expected to recover their entire amortized cost basis, after considering various factors such as the extent to which their fair values were below their amortized costs, the external and/or internal ratings and the present values of cash flows expected to be collected. As to Japanese government bonds, since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates, their entire amortized cost basis was expected to be collected.

For the fiscal years ended March 31, 2012, 2013 and 2014, the gross realized gains on sales of available-for-sale securities were ¥100,371 million, ¥193,298 million and ¥231,955 million, respectively, and the gross realized losses on those sales were ¥28,840 million, ¥21,422 million and ¥29,387 million, respectively.

Other investments

The following table summarizes the composition of Other investments:

	2013	2014
	(in millions of yen)
Equity method investments	225,696	196,015
Investments held by consolidated investment companies	75,780	70,599
Other equity interests	536,659	526,075

Total	838,135	792,689

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. For the fiscal years ended March 31, 2012, 2013 and 2014, the earnings (losses) from equity method investments were ¥10,807 million, (¥2,192) million and ¥27,975 million, respectively. Such investments included marketable equity securities carried at ¥68,289 million and ¥78,458 million, at March 31, 2013 and 2014, respectively. The aggregate market values of these marketable equity securities were ¥111,543 million and ¥96,471 million, respectively.

The MHFG Group’s proportionate share of the total outstanding common shares in Orient Corporation (“Orico”) as of March 31, 2014 was 22.2% and the Group and a certain third party still hold convertible preferred shares of Orico, and if fully converted, the Group’s proportionate share of the total outstanding common shares in Orico would increase to 58.0%.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests consist primarily of non-marketable equity securities outside the scope of ASC 320, of which the fair values are not readily determinable. The MHFG Group has neither significant influence nor control over the investees. Each of these securities is stated at acquisition cost, with an other-than-temporary impairment, if any, included in earnings. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.